Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants	0 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Jan. 10, 2013	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2013 Agent Warrants [Member]	Nov. 30, 2012 Agent Warrants [Member]	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2013 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2013 March 2013 Warrants [Member]	Nov. 30, 2013 July 2013 Warrants [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member]
Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants [Line Items]
Number outstanding (Shares) (in Shares)		6,360,300			6,360,300	7,286,000	8,979,275	96,000	96,000		3,670,000	3,720,000	1,724,300	870,000		3,470,000
Volatility %	46.60%	64.60%	62.40%	63.00%				86.51%	46.15%	70.00%	67.93%	54.90%	54.84%	55.51%	59.00%	48.20%
Risk-free rate %	0.26%	0.12%	0.58%	0.40%				0.12%	0.18%	0.99%	0.12%	0.37%	0.64%	0.64%	0.29%	0.18%
Expected life Years	2 years	1 year 36 days	5 years	5 years	4 years			73 days	1 year 36 days	5 years	2 years 73 days	3 years 36 days	4 years 109 days	4 years 255 days	2 years	73 days